Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 294	₱ 262	₱ 262
Funded status - net	818	818	708
Prepaid contribution costs (Note 18)	818	818	708
Interest costs - net	(49)	(51)	(57)
Net periodic contribution costs	245	211	205
Present value of defined contribution obligation [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined contribution obligations at beginning of the year	2,800	2,777	3,264
Service costs	294	262	262
Interest costs on contribution obligation	174	210	156
Actuarial losses (gains) - economic assumptions	(1)	8	(20)
Actuarial losses (gains) - experience	254	(98)	(216)
Actual benefits paid/settlements	(89)	(344)	(396)
Curtailment and others	(197)	(15)	(273)
Present value of defined benefit obligations at end of the year	3,235	2,800	2,777
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	2,820	2,510	5,313
Fair value of plan assets at beginning of the year	14,522	16,291	14,683
Actual contributions	3,201	4,507	6,359
Interest income on plan assets	1,019	1,138	983
Return on plan assets (excluding amount included in net interest)	(1,937)	(4,904)	(421)
Fair value of plan assets at end of the year	13,985	14,522	16,291
Plan assets [Member] | Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual contribution paid/settlements	(87)	(372)	(842)
Fair value of plan assets at beginning of the year	3,618	3,485	4,137
Actual contributions	243	248	299
Interest income on plan assets	223	261	213
Return on plan assets (excluding amount included in net interest)	56	(4)	(322)
Fair value of plan assets at end of the year	₱ 4,053	₱ 3,618	₱ 3,485